REVENUES, DEFERRED REVENUES AND DEFERRED COSTS	6 Months Ended
Jun. 30, 2021
Revenue Recognition and Deferred Revenue [Abstract]
REVENUES, DEFERRED REVENUES AND DEFERRED COSTS

NOTE 7:REVENUES, DEFERRED REVENUES AND DEFERRED COSTS

Disaggregation of Revenue

The Company generates revenue from the sale of software products, hardware products, maintenance and support, and professional services. All revenue recognized in the consolidated statement of operations is considered to be revenue from contracts with customers. The following table sets for the disaggregated revenue by revenue type and is consistent with how the Company evaluates its performance obligations:

	Six Months Ended June 30,
	2020	2021
	(U.S. dollars in thousands)
Product
Software products	12,625	14,330
Hardware products	1,080	1,448
	$13,705	$15,778
Maintenance and professional services
Support and maintenance	24,703	26,090
Professional services	5,868	5,230
	$30,571	$31,320
Total revenue	$44,276	$47,098

Deferred revenue

	December 31,	June 30,
	2020	2021
	(U.S. $ in thousands)
Deferred revenues:
Deferred product revenues	$1,515	$2,161
Deferred maintenance and professional services revenues	59,176	54,933
	60,691	57,094
Less - amounts offset from accounts receivable	(22,936)	(10,686)
Deferred revenues	37,755	46,408
The change in deferred revenues:
Balance at beginning of year	57,595	60,691
Deferred revenue relating to new sales	44,105	21,756
Revenue recognition during the period	(41,009)	(25,353)
Balance at end of year	60,691	57,094
Less - amounts offset from accounts receivable	(22,936)	(10,686)
Deferred revenues	$37,755	$46,408

F - 13

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

Remaining Performance Obligations

As of June 30, 2021, the Company’s total remaining performance obligations were approximately $60,893 thousand. The Company expects that it will satisfy the majority of its remaining performance obligations over a period of three years during which, on June 30, 2021, an amount of $35,851 thousand will be recognized in the next twelve months, which constitutes 59% of total remaining performance obligations.

Assets Recognized from the Costs to Obtain a Contract with a Customer

The Company determined that certain costs related to its sales incentive programs meet the requirements to be capitalized and deferred. These assets are recorded as current and non-current assets. The Company amortizes these deferred costs over the benefit period, currently estimated to be four years. The Company considers the benefit period to exceed the initial contract term for certain costs because of anticipated renewals and because sales commission rates for renewal contracts are not commensurate with sales commissions for initial contracts.

	December 31,	June 30,
	2020	2021
	(U.S. $ in thousands)
Balance at beginning of year	$5,962	$6,627
Additional costs deferred	3,398	1,295
Amortization of deferred costs	(2,733)	(1,586)
Balance at end of year	$6,627	$6,336